UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-261764-01

Central Index Key Number of the issuing entity:    0001946375

Benchmark 2022-B37 Mortgage Trust

(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-261764

Central Index Key Number of the depositor:     0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as speciﬁed in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number 0001541502)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

German American Capital Corporation

Central Index Key Number 0001541294)

JPMorgan Chase Bank, National Association

(Central Index Key Number 0000835271)

(Exact name of sponsor as specified in its charter)

Leah Nivison, (212) 902-1000

(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “October 18 Form ABS-EE”), filed with the Securities and Exchange Commission on October 18, 2022, with respect to Benchmark 2022-B37 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2022-B37. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the October 18 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 3, 2022

GS MORTGAGE SECURITIES CORPORATION II
(Depositor)

By:	/s/ Leah Nivison Name: Leah Nivison Title: Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)